Debt - Revolving Credit Facility (Details) $ in Thousands			12 Months Ended
	Apr. 15, 2025	Apr. 14, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Line of Credit Facility [Line Items]
Principal amount outstanding			$ 11,194,548	$ 4,602,317
Revolving Credit Facility
Line of Credit Facility [Line Items]
Percentage of total commitment under line of credit	85	85
Commitment fee percentage on unused portion			0.325%
Revolving Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 3,250,000
Borrowing capacity increase			$ 4,553,000	2,625,000
Minimum required ratio of total assets to total indebtedness			1.5
Principal amount outstanding			$ 2,523,737	$ 489,506
Revolving Credit Facility | Line of Credit | Secured Overnight Financing Rate (SOFR), Credit Spread Adjustment
Line of Credit Facility [Line Items]
Interest Rate			0.10%
Revolving Credit Facility | Line of Credit | Base Rate | Minimum
Line of Credit Facility [Line Items]
Interest Rate	1.525%		1.75%
Revolving Credit Facility | Line of Credit | Base Rate | Weighted Average
Line of Credit Facility [Line Items]
Interest Rate	1.65%
Revolving Credit Facility | Line of Credit | Base Rate | Maximum
Line of Credit Facility [Line Items]
Interest Rate	1.775%		1.875%
Revolving Credit Facility | Line of Credit | Alternate Base Rate | Minimum
Line of Credit Facility [Line Items]
Interest Rate	0.525%		0.75%
Revolving Credit Facility | Line of Credit | Alternate Base Rate | Weighted Average
Line of Credit Facility [Line Items]
Interest Rate	0.65%
Revolving Credit Facility | Line of Credit | Alternate Base Rate | Maximum
Line of Credit Facility [Line Items]
Interest Rate	0.775%		0.875%
Revolving Credit Facility | Line of Credit | Secured Overnight Financing Rate (SOFR)
Line of Credit Facility [Line Items]
Interest Rate			1.525%
Revolving Credit Facility | Line of Credit | Secured Overnight Financing Rate (SOFR) | Minimum
Line of Credit Facility [Line Items]
Commitment fee percentage on unused portion			3.69%
Revolving Credit Facility | Line of Credit | Secured Overnight Financing Rate (SOFR) | Weighted Average
Line of Credit Facility [Line Items]
Commitment fee percentage on unused portion			3.65%
Revolving Credit Facility | Line of Credit | Secured Overnight Financing Rate (SOFR) | Maximum
Line of Credit Facility [Line Items]
Commitment fee percentage on unused portion			3.57%
Revolving Credit Facility | Line of Credit | Letter of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 175,000